Long-term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt

7. Long-term Debt:

The amounts shown in the accompanying Consolidated Balance Sheets at December 31, 2020 and 2021, are analyzed as follows:

Vessel (Borrower)	December 31, 2020	December 31, 2021
(a) “Northsea Alpha” (Secondone)	$3,290	$2,890
(a) “Northsea Beta” (Thirdone)	3,290	2,890
(b) “Pyxis Malou” (Fourthone)	8,730	7,320
(c) “Pyxis Theta” (Seventhone)	14,950	13,750
(d) “Pyxis Epsilon” (Eighthone)	24,000	16,100
(e) “Pyxis Karteria” (Tenthone)	—	13,150
(b) “Pyxis Lamda” (Eleventhone)	—	21,680
Total	$54,260	$77,780

Current portion	$3,410	$12,030
Less: Current portion of deferred financing costs	(155)	(335)
Current portion of long-term debt, net of deferred financing costs, current	$3,255	$11,695

Long-term portion	$50,850	$65,750
Less: Non-current portion of deferred financing costs	(519)	(870)
Long-term debt, net of current portion and deferred financing costs, non-current	$50,331	$64,880

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: -Continued:

(a) Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2021, amounting to $2,890, was repayable in 5 remaining quarterly installments of $100 each amounting to $500 in the aggregate, the first falling due in February 2022, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.

On December 23, 2021, the Company entered into an agreement with a third-party to sell the small tankers, “Northsea Alpha” and “Northsea Beta” and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels “Northsea Alpha” and “Northsea Beta” as “held for sale” were met. As at December 31, 2021, upon classification of “Northsea Alpha” and “Northsea Beta” as vessels held-for-sale, the aggregate outstanding loan balances of $5,780 was classified in the Consolidated Balance Sheet under the line item “Current portion of long-term debt, net of deferred financing costs”. On January 28, 2022 and on March 1, 2022, the “Northsea Alpha” and “Northsea Beta”, respectively were sold. The Company upon the sale of two vessels, prepaid Secondone and Thirdone’s outstanding loan balance.

(b) On December 20, 2021, Fourthone and Eleventhone concluded as joint and several borrowers a loan agreement with Alpha Bank in order to refinance the existing facility of the “Pyxis Malou” and to partly finance the acquisition of the “Pyxis Lamda”. On the same date, Fourthone drew down an amount of $7,320 and fully settled the previous loan facility outstanding balance of $7,320. The new facility is repayable in 20 quarterly installments amounting to $176, the first falling due in March 2022, and the last installment accompanied by a balloon payment of $3,800 falling due in December 2026.

Upon delivery of “Pyxis Lamda”, on December 20, 2021, Eleventhone drew down an amount of $21,680. The facility is repayable in 20 quarterly installments amounting to $449, the first falling due in March 2022, and the last installment accompanied by a balloon payment of $12,700 falling due in December 2026.

The loan bears interest at LIBOR plus a margin of 3.15% per annum.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreements:

Covenants:

●	The Borrowers undertook to maintain minimum deposit with the bank of $1,500 at all times, (which shall be reduced to the amount of $1,000, comprising of $500 with respect to the “Pyxis Malou” and $500 with respect to the “Pyxis Lamda”, upon receipt of time charter employment for a period of at least six months for one of the vessels
●	The ratio of the Corporate Guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the Borrowers are entitled to distribute dividends to Pyxis. As of December 31, 2021, the requirement was met as such ratio was 60%, or 15% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change of control shall be made directly or indirectly in the ownership, beneficial ownership, control or management of any of the Borrower and the Corporate Guarantor or any share therein or the vessels, as a result of which less than 100% of the shares and voting rights in each Borrower are owned by the Corporate Guarantor or less than 25% of the shares and voting rights in the Corporate Guarantor will remain in the ultimate legal and beneficial ownership of the Beneficial Shareholders.

(c) On July 8, 2020, Seventhone entered into a $15,250 secured loan agreement with Alpha Bank, for the purpose of refinancing the outstanding indebtedness of $11,293 under the previous loan facility, which was fully settled on the same day. As of December 31, 2021, the outstanding balance of the Seventhone loan of $13,750 is repayable in 15 consecutive quarterly installments of $300 each, the first falling due in January 2022, and the last installment accompanied by a balloon payment of $9,250 falling due in July 2025. The loan bears interest at LIBOR plus a margin of 3.35% per annum.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: -Continued:

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

Covenants:

●	The Borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the Corporate Guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the Borrower is entitled to distribute dividends to Pyxis. As of December 31, 2021, the requirement was met as such ratio was 60%, or 15% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●

No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Seventhone or of the Company or any share therein or the “Pyxis Theta”, as a result of which less than 100% of the shares and voting rights in Seventhone or less than 20% of the shares and voting rights in the Corporate Guarantor remain in the ultimate legal and beneficial ownership of the Beneficial shareholders.

(d) On September 27, 2018, Eighthone entered into a $24,000 loan agreement, for the purpose of refinancing the outstanding indebtedness of $16,000 under the previous loan facility and for general corporate purposes. The facility matures in September 2023 and is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers’ undertakings. This loan facility bears an interest rate of 11% of which 1.0% can be paid as PIK interest per annum for the first two years, and 11.0% per annum thereafter and incurs fees due upfront and upon early prepayment or final repayment of outstanding principal. The principal obligation amortizes in 10 quarterly installments starting in March 29, 2021, equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity. As of December 31, 2020, the outstanding balance of Eighthone loan was $24,000.

On March 30, 2021, Eighthone and the Company completed the refinancing of the Entrust Global Permal loan facility of $24,000, with a $17,000 new loan secured by the “Pyxis Epsilon” from Alpha Bank and available cash of $7,000. The refinancing was deemed as an extinguishment of the Entrust Global Permal loan facility pursuant to ASC 470-50. As such, the difference between the requisition price and the carrying amount of the loan facility, comprising of an early repayment fee of $240 and unamortized deferred finance costs of $218, in aggregate $458, were recognized as “Loss from debt extinguishment” in the accompanying statement of comprehensive loss for the year ended December 31, 2021.

As of December 31, 2021, the outstanding balance of new the Eighthone loan amounted to $16,100, and is repayable in 17 quarterly installments of $300 each, the first due in March 2022, and the last installment accompanied by a balloon payment of $11,000 due in March 2026. The loan bears interest at LIBOR plus a margin of 3.35% per annum.

Standard loan covenants include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). The facility imposes certain customary covenants and restrictions with respect to, among other things, the borrower’s ability to distribute dividends, incur additional indebtedness, create liens, change its share capital, engage in mergers, or sell the vessel and a minimum collateral value to outstanding loan principal. Certain major covenants include, as defined in such agreement:

●	The Borrower undertakes to maintain minimum deposit with the bank of $500 at all times.
●	The ratio of the Corporate Guarantor’s total liabilities (exclusive of the Promissory Note) to market adjusted total assets is not to exceed 75%. This requirement is only applicable in order to assess whether the Borrower is entitled to distribute dividends to Pyxis. As of December 31, 2021, the requirement was met as such ratio was 60%, or 15% lower than the required threshold.
●	MSC is to be at least 125% of the respective outstanding loan balance.
●	No change shall be made directly or indirectly in the ownership, beneficial ownership, control or management of Eighthone or of Pyxis or any share therein or the “Pyxis Epsilon”, as a result of which less than 100% of the shares and voting rights in Eighthone or less than 20% of the shares and voting rights in Pyxis remain in the ultimate legal and beneficial owners disclosed at the negotiation of this loan agreement.

(e) On July 9, 2021, Tenthone entered into a loan agreement with a new lender, Vista Bank, for an amount of $13,500 loan, in order to partly finance the acquisition cost of the vessel “Pyxis Karteria”. The Company drew down the amount of $13,500 upon delivery of the vessel in July 2021.

As of December 31, 2021, the Tenthone outstanding loan balance amounting to $13,150 is repayable in 27 quarterly installments the first falling due in January 2022, and the last installment accompanied by a balloon payment of $4,900 falling due in July 2028. The first three installments amount to $350 each followed by 24 amounting to $300 each. The loan bears interest at LIBOR plus a margin of 4.8% per annum.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

7. Long-term Debt: -Continued:

Standard loan covenants of the Tenthone loan include, among others, a minimum liquidity and a minimum required Security Cover Ratio (“MSC”). Certain major covenants include, as defined in such agreement:

●	The Borrower undertakes to maintain minimum deposit with the bank of $250 at all times;
●	The Borrower undertakes to maintain a monthly retention account to ensure that, in each calendar month an amount equal with one third of the repayment instalment and the relevant aggregate amount of interest falling due which is payable on the next due date for payment must be transferred to the retention account.
●	MSC is to be at least 120% of the respective outstanding loan balance;
●	Not less than 20% of the ultimate beneficial ownership of (i) the shares in the Corporate Guarantor and (ii) the ultimate voting rights attaching to such shares is held directly or indirectly by the Permitted Holder.

Amounts presented in Restricted cash, current and non-current, in the Consolidated Balance Sheets are related to minimum cash and the retention account requirements imposed by the Company’s debt agreements.

The annual principal payments required to be made after December 31, 2021, are as follows:

To December 31,	Amount
2022	$12,030
2023	6,100
2024	6,100
2025 and thereafter	53,550
Total	$77,780

Total interest expense on long-term debt and the Promissory Note for the years ended December 31, 2019, 2020 and 2021, amounted to $5,517, $4,636 and $2,963, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying Consolidated Statements of Comprehensive Loss. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2019, 2020 and 2021, was 8.18%, 7.69% and 5.04% per annum, including the Promissory Note discussed in Note 3, respectively.